LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
LOSS PER SHARE

7. LOSS PER SHARE

Basic and diluted net loss per common share were the same since the inclusion of common shares issuable pursuant to the exercise of options in the calculation of diluted net loss per common shares would have been antidilutive.

For the three and nine months ended September 30, 2022 and 2021, loss per share of the Company are as follows:

	Three Months Ended September 30		Nine Months Ended September 30
	2022	2021	2022	2021
Numerator:
Net Loss	$(899,125)	$(62,722)	$(2,767,885)	$(127,132)
Net loss per share attributable to common stockholders	$(899,125)	$(62,722)	$(2,767,885)	$(127,132)
Denominator:
Weighted average common shares outstanding, basic and diluted	11,337,668	9,999,132	10,904,423	9,999,132
Net loss per share attributable to common stockholders, basic and diluted	$(0.08)	$(0.01)	$(0.25)	$(0.01)

The Company’s potentially dilutive securities, which include stock options and warrants, have been excluded from the computation of diluted net loss per common share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same.

The Company excluded the following from the computation of diluted net loss per share attributable to common stockholders for the three months and nine months ended September 30, 2022 and 2021 because including them would have had an anti-dilutive effect.

	Three Months Ended September 30		Nine Months Ended September 30
	2022	2021	2022	2021
Shares issuable upon exercise of stock options	207,825	100,005	207,825	100,005
Total	207,825	100,005	207,825	100,005

5. LOSS PER SHARE

Basic and diluted net loss per common share were the same since the inclusion of common shares issuable pursuant to the exercise of options in the calculation of diluted net loss per common shares would have been antidilutive.

For the periods ended December 31, 2021 and 2020, loss per share of the Company are as follows:

	For the Year Ended December 31,	For the Period from June 5, 2020 (date of inception) to December 31,
	2021	2020
Numerator:
Net Loss	$(670,614)	$(54,248)
Net loss attributable to common shareholders	$(670,614)	$(54,248)
Denominator:
Weighted-average common shares outstanding, basic and diluted	9,999,132	9,999,132

Net loss per common share, basic and diluted	$(0.07)	$(0.01)

The Company’s potentially dilutive securities, which include stock options, have been excluded from the computation of diluted net loss per common share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same.

The Company excluded the following from the computation of diluted net loss per share attributable to common stockholders for the years ended December 31, 2021 and 2020 because including them would have had an anti-dilutive effect:

	For the Year Ended December 31,	For the Period from June 5, 2020 (date of inception) to December 31,
	2021	2020
Stock options to purchase common stock outstanding	100,005	—
Total	100,005	—